Stockholders' Equity (Details 2) - USD ($)		3 Months Ended	12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			380,000
December 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			230,000
March 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			60,000
August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			40,000
January 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			50,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		2,244,055	2,144,055
Fair Value	[1]	$ 5,750,704	$ 8,733,441
Shares Vested		577,977	497,090
Restricted Stock [Member] | June 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		307,876	307,876
Fair Value	[1]	$ 389,568	$ 1,294,029
Shares Vested		121,530	121,530
Restricted Stock [Member] | July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		32,408	32,408
Fair Value	[1]	$ 48,612	$ 48,612
Shares Vested		36,956	23,791
Restricted Stock [Member] | August 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		81,020	81,020
Fair Value	[1]	$ 153,348	$ 326,323
Shares Vested		24,306	8,102
Restricted Stock [Member] | September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		129,633	129,633
Fair Value	[1]	$ 180,874	$ 352,282
Shares Vested		15,185	13,667
Restricted Stock [Member] | March 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		72,918	72,918
Fair Value	[1]	$ 243,713	$ 401,717
Shares Vested
Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		293,000	293,000
Fair Value	[1]	$ 411,000	$ 439,500
Shares Vested
Restricted Stock [Member] | November 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		36,200	36,200
Fair Value	[1]	$ 42,150	$ 54,300
Shares Vested
Restricted Stock [Member] | December 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		300,000	300,000
Fair Value	[1]	$ 105,000	$ 1,393,000
Shares Vested		230,000	230,000
Restricted Stock [Member] | January 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		40,000	40,000
Fair Value	[1]	$ 68,000	$ 68,000
Shares Vested
Restricted Stock [Member] | March 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		60,000	60,000
Fair Value	[1]		$ 333,000
Shares Vested		60,000	60,000
Restricted Stock [Member] | June 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		118,000	118,000
Fair Value	[1]	$ 512,990	$ 535,809
Shares Vested
Restricted Stock [Member] | August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		351,000	351,000
Fair Value	[1]	$ 1,179,274	$ 1,489,247
Shares Vested		40,000	40,000
Restricted Stock [Member] | January 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		192,000	192,000
Fair Value	[1]	$ 973,675	$ 1,165,122
Shares Vested		50,000
Restricted Stock [Member] | February 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		110,000	110,000
Fair Value	[1]	$ 697,500	$ 697,500
Shares Vested
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		20,000	20,000
Fair Value	[1]		$ 135,000
Shares Vested
Restricted Stock [Member] | July 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued		100,000
Fair Value	[1]	$ 745,000
Shares Vested

[1]	The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.